EQUITY AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Equity And Earnings Per Share Tables
Schedule of Outstanding Options
Newcastle’s outstanding options were summarized as follows:

	December 31, 2012			December 31, 2011
	Issued Prior to 2011	Issued in 2011 and 2012	Total	Issued Prior to 2011	Issued in 2011	Total
Held by the Manager	1,751,172	7,934,166	9,685,338	1,686,447	4,312,500	5,998,947
Issued to the Manager and subsequently transferred to certain of Manager’s employees	701,937	3,010,000	3,711,937	798,162	—	798,162
Issued to the independent directors	10,000	2,000	12,000	14,000	2,000	16,000
Total	2,463,109	10,946,166	13,409,275	2,498,609	4,314,500	6,813,109

Schedule of Options Rollforward
The following table summarizes Newcastle’s outstanding options at December 31, 2012. Note that the last sales price on the New York Stock Exchange for Newcastle’s common stock in the year ended December 31, 2012 was $8.68 per share.

Recipient	Date of Grant/Exercise	Number of Options	Options Exercisable at December 31, 2012	Weighted Average Exercise Price (A)	Fair Value At Grant Date (Millions) (B)		Intrinsic Value at December 31, 2012 (millions)
Directors	Various	20,000	12,000	$17.07	Not Material		—
Manager (C)	2002 - 2007	3,523,727	2,453,109	$26.87	$6.4		—
Manager (C)	Mar-11	1,725,000	1,207,500	$6.00	$7.0	(F)	$4.5
Manager (C)	Sep-11	2,587,500	1,293,750	$4.55	$5.6	(G)	$10.5
Manager (C)	Apr-12	1,897,500	506,000	$6.22	$5.6	(H)	$4.7
Manager (C)	May-12	2,300,000	536,667	$6.71	$7.6	(I)	$4.5
Manager (C)	Jul-12	2,530,000	421,667	$6.70	$8.3	(J)	$5.0
Exercised (D)	Prior to 2008	(1,043,118)	N/A	$15.70	N/A		N/A
Exercised (E)	Oct-12	(95,834)	N/A	$5.28	N/A		N/A
Expired unexercised	2002	(35,500)	N/A	N/A	N/A		N/A
Outstanding		13,409,275	6,430,693

(A)
The strike prices are subject to adjustment in connection with return of capital dividends. A portion of Newcastle’s 2008 dividends was deemed return of capital dividends. The effect on the strike prices was not significant. As of December 31, 2012, the weighted average strike price of the outstanding options issued prior to 2011 was $26.84.

(B)
The fair value of the options was estimated using an option valuation model.  Since the Newcastle Option Plan has characteristics significantly different from those of traded options, and since the assumptions used in such model, particularly the volatility assumption, are subject to significant judgment and variability, the actual value of the options could vary materially from management’s estimate.  The volatility assumption for these options was estimated based primarily on the historical volatility of Newcastle’s common stock and management’s expectations regarding future volatility.  The expected life assumption for options issued prior to 2011 was estimated based on the simplified term method. This simplified method was used because Newcastle did not have sufficient historical data to conclude on the appropriate expected life of its options and because historical data to date was consistent with the simplified term method. The expected life assumption for options issued in 2011 and 2012 was estimated based primarily on the historical expected life of applicable previously issued options.

(C)	The Manager assigned certain of its options to Fortress’s employees as follows:

Date of Grant	Range of Strike Prices	Total Unexercised Inception to Date
2003	$20.35-$22.85	164,197
2004	$25.75-$31.40	226,125
2005	$29.60	89,925
2006	$29.42	48,875
2007	$27.75-$31.30	172,815
2011	$4.55-$6.00	1,460,000
2012	$6.22-$6.71	1,550,000
	Total	3,711,937

(D)
670,620 of the total options exercised were by the Manager. 368,498 of the total options exercised were by employees of Fortress subsequent to their assignment. 4,000 of the total options exercised were by directors.

(E)	Exercised by employees of Fortress subsequent to their assignment. The options exercised had an intrinsic value of $0.2 million.
(F)	The assumptions used in valuing the options were: a 1.7% risk-free rate, 107.8% volatility and a 3.3 year expected term.
(G)	The assumptions used in valuing the options were: a 1.13% risk-free rate, 13.2% dividend yield, 151.1% volatility and a 4.6 year expected term.
(H)	The assumptions used in valuing the options were: a 1.3% risk-free rate, 12.9% dividend yield, 149.4% volatility and a 4.7 year expected term.
(I)	The assumptions used in valuing the options were: a 1.05% risk-free rate, 11.9% dividend yield, 148.4% volatility and a 4.8 year expected term.
(J)	The assumptions used in valuing the options were: a 0.75% risk-free rate, 11.9% dividend yield, 147.5% volatility and a 4.8 year expected term.

Schedule of Options Assigned

(C)	The Manager assigned certain of its options to Fortress’s employees as follows:

Date of Grant	Range of Strike Prices	Total Unexercised Inception to Date
2003	$20.35-$22.85	164,197
2004	$25.75-$31.40	226,125
2005	$29.60	89,925
2006	$29.42	48,875
2007	$27.75-$31.30	172,815
2011	$4.55-$6.00	1,460,000
2012	$6.22-$6.71	1,550,000
	Total	3,711,937